SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the six months ended December 31, 2016, and 2017 is as follows:

	Six months ended December 31, 2016 (Unaudited)
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$90,831	56,297	55,462	89	202,679
Costs of revenue	55,424	39,883	48,503	41	143,851

Gross profit	$35,407	16,414	6,959	48	58,828

	Six months ended December 31, 2017 (Unaudited)
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$115,130	104,745	53,039	-	272,914
Costs of revenue	71,422	52,680	44,840	-	168,942

Gross profit	$43,708	52,065	8,199	-	103,972

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Revenues:
PRC	$140,577	$218,401
Non-PRC	62,102	54,513

	$202,679	$272,914

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

Long-lived assets other than goodwill and acquired intangible assets
PRC	$131,625	$144,176
Non-PRC	12,029	12,731

	$143,654	$156,907